Summary of Significant Accounting Policies (Details) shares in Millions		6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 05, 2021 USD ($)	Jun. 30, 2023 USD ($) a	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of minerals	$ 100,000	$ 106,000
Acres of land (in Acres) | a		14,260
Convertible debt agreements (in Shares) | shares			89		96	164
Revenue			$ 0	$ 0	$ 0	$ 0
Purchase of minerals	$ 100,000
Forgave aggregate amount of accrued expenses						19,959
Accrued expenses						$ 26,062
Gain on capital lease settlement					16,074
Total gain on settlement of liabilities					62,095
Notes payable					$ 32,019
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equipment estimated useful lives					3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equipment estimated useful lives					7 years